ACQUISITION OF SUBSIDIARIES - LAURENTIAN ORGANIC INC. Narrative (Details) - CAD ($) $ in Thousands		12 Months Ended	13 Months Ended
	Dec. 21, 2021	Sep. 30, 2024	Sep. 30, 2023	Aug. 31, 2022
Disclosure of detailed information about business combination [line items]
Unrealized gain (loss) on changes in fair value of contingent consideration		$ 50	$ 3,364
First condition | First year earnout
Disclosure of detailed information about business combination [line items]
Contingent consideration liability achievement hurdle		$ 0
First condition | Second year earnout
Disclosure of detailed information about business combination [line items]
Contingent consideration liability achievement hurdle, percentage		19.00%
Second condition | First year earnout | Part A
Disclosure of detailed information about business combination [line items]
Contingent consideration liability achievement hurdle		$ 2,000
Second condition | First year earnout | Part B
Disclosure of detailed information about business combination [line items]
Contingent consideration liability achievement hurdle, percentage		50.00%
Second condition | First year earnout | Part C
Disclosure of detailed information about business combination [line items]
Contingent consideration liability achievement hurdle, percentage		30.00%
Laurentian
Disclosure of detailed information about business combination [line items]
Equity interest acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 36,000
Cash transferred	10,000
Portion of consideration paid (received) consisting of cash and cash equivalents	7,000
Deferred cash consideration	3,000
Equity interests of acquirer	$ 26,000
Term for calculating future adjusted EBITDA	2 years
Volume-weighted average TSX listed share price based period	5 days
Contingent consideration recognised as of acquisition date	$ 6,996			$ 2,913
Unrealized gain (loss) on changes in fair value of contingent consideration		$ 50	$ 2,864